Financial Assets and Allowances by Industry Sector Gross Carrying Amount (Detail) - Gross Carrying Amount [Member] € in Millions	Dec. 31, 2018 EUR (€)
Total Stages [Member]
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	€ 631
Mining and quarrying	3,390
Manufacturing	28,836
Electricity, gas, steam and air conditioning supply	3,839
Water supply, sewerage, waste management and remediation activities	796
Construction	3,823
Wholesale and retail trade, repair of motor vehicles and motorcycles	20,572
Transport and storage	5,728
Accommodation and food service activities	2,014
Information and communication	4,774
Financial and insurance activities	330,400
Real estate activities	36,748
Professional, scientific and technical activities	9,008
Administrative and support service activities	7,374
Public administration and defense, compulsory social security	13,224
Education	638
Human health services and social work activities	3,468
Arts, entertainment and recreation	856
Other service activities	8,617
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	193,878
Activities of extraterritorial organizations and bodies	173
Total	678,787
Stage 1 [Member]
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	533
Mining and quarrying	2,970
Manufacturing	26,695
Electricity, gas, steam and air conditioning supply	3,476
Water supply, sewerage, waste management and remediation activities	777
Construction	3,108
Wholesale and retail trade, repair of motor vehicles and motorcycles	19,119
Transport and storage	4,314
Accommodation and food service activities	1,692
Information and communication	4,443
Financial and insurance activities	318,867
Real estate activities	33,166
Professional, scientific and technical activities	8,169
Administrative and support service activities	7,091
Public administration and defense, compulsory social security	12,054
Education	612
Human health services and social work activities	3,246
Arts, entertainment and recreation	818
Other service activities	7,788
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	177,927
Activities of extraterritorial organizations and bodies	173
Total	637,037
Stage 2 [Member]
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	38
Mining and quarrying	273
Manufacturing	1,291
Electricity, gas, steam and air conditioning supply	286
Water supply, sewerage, waste management and remediation activities	10
Construction	289
Wholesale and retail trade, repair of motor vehicles and motorcycles	859
Transport and storage	875
Accommodation and food service activities	166
Information and communication	286
Financial and insurance activities	10,526
Real estate activities	2,801
Professional, scientific and technical activities	498
Administrative and support service activities	189
Public administration and defense, compulsory social security	1,089
Education	19
Human health services and social work activities	209
Arts, entertainment and recreation	24
Other service activities	486
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	12,121
Activities of extraterritorial organizations and bodies	0
Total	32,335
Stage 3 [Member]
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	60
Mining and quarrying	147
Manufacturing	783
Electricity, gas, steam and air conditioning supply	77
Water supply, sewerage, waste management and remediation activities	10
Construction	338
Wholesale and retail trade, repair of motor vehicles and motorcycles	593
Transport and storage	539
Accommodation and food service activities	35
Information and communication	46
Financial and insurance activities	373
Real estate activities	380
Professional, scientific and technical activities	151
Administrative and support service activities	62
Public administration and defense, compulsory social security	81
Education	8
Human health services and social work activities	12
Arts, entertainment and recreation	14
Other service activities	104
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	3,639
Activities of extraterritorial organizations and bodies	1
Total	7,452
Stage 3 POCI [Member]
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	0
Mining and quarrying	0
Manufacturing	66
Electricity, gas, steam and air conditioning supply	0
Water supply, sewerage, waste management and remediation activities	0
Construction	88
Wholesale and retail trade, repair of motor vehicles and motorcycles	0
Transport and storage	0
Accommodation and food service activities	121
Information and communication	0
Financial and insurance activities	633
Real estate activities	401
Professional, scientific and technical activities	190
Administrative and support service activities	32
Public administration and defense, compulsory social security	1
Education	0
Human health services and social work activities	2
Arts, entertainment and recreation	0
Other service activities	239
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	191
Activities of extraterritorial organizations and bodies	0
Total	€ 1,963